PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 65	$ 2
Depreciated cost	60	2
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost	19	2
Accumulated depreciation	3	0	[1]
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	14	0
Accumulated depreciation	1	0
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	32	0
Accumulated depreciation	$ 1	$ 0

[1]	Represents an amount lower than $1.